Shareholder Report, Holdings (Details) - C000243104	Jul. 31, 2024
30303M102
Holdings [Line Items]
Percent of Net Asset Value	13.70%
461202103
Holdings [Line Items]
Percent of Net Asset Value	8.50%
023135106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
037833100
Holdings [Line Items]
Percent of Net Asset Value	8.10%
02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
46120E602
Holdings [Line Items]
Percent of Net Asset Value	5.60%
882508104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
00724F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%